Concentrations (Tables)	12 Months Ended
Dec. 31, 2025
Concentrations [Abstract]
Schedule of Major Customers and Major Suppliers

Details of the Company’s major customers (including those accounting for 10% or more of the Company’s total revenues) are as follows.

	Years Ended December 31,
	2025		2024		2023

Customer A	$2,973,696	46%	$398,468	14%	$801,344	18%
Customer B	1,997,668	31%	-	-%	-	-%
Customer C	-	-%	425,279	15%	398,488	9%
Total	$4,971,364	77%	$823,747	29%	$1,199,832	27%

Details of the Company’s major customers (those accounting for 10% or more of the Company’s accounts receivable are as follows.

	December 31,
	2025		2024		2023

Customer A	$3,961,809	57%	$1,983,368	53%	$4,615,308	67%
Customer B	1,697,673	25%	-	-%	-	-%
Customer C	982,111	14%	1,425,890	38%	1,901,481	28%
Total	$6,641,593	96%	$3,409,258	91%	$6,516,789	95%

Details of the Company’s major suppliers (those accounting for 10% or more of the Company’s total purchases) are as follows.

	Years Ended December 31,
	2025		2024		2023

Supplier A	$1,799,200	33%	$-	-%	$-	-%
Supplier B	982,532	18%	-	-%	-	-%
Supplier C	100,711	2%	404,194	29%	13,532	1%
Supplier D	-	-%	-	-%	312,039	12%
Supplier E	81,724	2%	155,694	11%	181,622	7%
Total	$2,964,167	55%	$559,888	40%	$507,193	20%

Details of the Company’s major suppliers (those accounting for 10% or more of the Company’s accounts payable) are as follows.

	December 31,
	2025		2024		2023

Supplier A	$85,860	29%	$-	-%	$-	-%
Supplier F	-	-%	-	-%	256,623	47%
Supplier G	46,660	16%	-	-%	-	-%
Total	$132,520	45%	$-	-%	$256,623	47%